Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 3,485,147	$ 1,768,374	$ 122,808
Cost of sales	(2,281,751)	(1,311,581)	(92,287)
Gross profit	1,203,396	456,793	30,521
Expenses
Advertising and promotion	1,035	2,961
Amortization	2,347	631	17,984
Consulting	236,117	197,860	355,350
General and administrative	339,369	250,144	182,847
Management Fees	216,000	168,000	205,000
Shareholder communications	112,234	173,035	329,342
Professional fees	285,935	150,585	189,796
Share-based compensation	703,612	331,522	495,791
Expense, by nature	(1,896,649)	(1,274,738)	(1,776,110)
Loss before other income (expense)	(693,253)	(817,945)	(1,745,589)
Other income (expense)
Finance costs			(38,438)
Gain on settlement and write-off of liabilities			75,467
Foreign exchange gain (loss)	(6,652)	298	(153)
Interest income	3,284	8,086	581
Write-off of accounts receivable	(4,594)	(8,667)
Net loss and comprehensive loss for the year	$ (701,215)	$ (818,228)	$ (1,708,132)
Basic Loss Per Share	$ (0.01)	$ (0.01)	$ (0.02)
Diluted Loss Per Share	$ (0.01)	$ (0.01)	$ (0.02)
Weighted Average Number of Common Shares Outstanding	99,559,459	97,859,216	92,610,766